Transactions Initiated by Gaiam, Relative to Company Class A Shares (Detail) (Gaiam Incorporated, Common Class A)	1 Months Ended
	Sep. 13, 2013	May 28, 2013
Gaiam Incorporated | Common Class A
Related Party Transaction [Line Items]
Number of shares	1,000,000	5,994,500